Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Employee	$ 3,198,699
Employer	1,248,772
Rollovers	365,838
Total contributions	4,813,309
Investment income:
Interest and dividends	478,709
Net appreciation in fair value of investments	9,634,566
Total investment income	10,113,275
Interest from participant notes receivable	71,344
Total additions	14,997,928
Deductions
Benefits paid to participants or beneficiaries	7,961,698
Administrative expenses	252,687
Total deductions	8,214,385
Net Increase	6,783,543
Beginning of the year	61,325,686
End of the year	$ 68,109,229